Current Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepayments
Chemistry, Manufacturing and Controls (CMC)			€ 21
Non-clinical R&D costs		€ 707	1,111
Clinical other		4,704	349
General and administrative		2,259	11
Total prepayments		7,670	1,492
Value added tax receivable		1,941	4,290
Total prepayments and other receivables	€ 5,769	€ 9,611	€ 5,782